Share-based Compensation Expenses (Summary of Restricted Shares Activity) (Details) - Restricted shares [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Summary of restricted shares activity
Outstanding balance at the beginning of the period (in shares) | shares	104,779
Granted (in shares) | shares	210,000
Vested (in shares) | shares	(91,380)
Outstanding balance at the end of the period (in shares) | shares	223,399
Vested and expected to vest at end of the period | shares	223,399
Weighted-Average Grant-Date Fair value
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 3.82
Granted (in dollars per shares) | $ / shares	2.23
Vested (in dollars per share) | $ / shares	3.28
Outstanding at the end of the period (in dollars per share) | $ / shares	2.54
Vested and expected to vest at end of the period (in dollars per share) | $ / shares	$ 2.54